Bonds Payable - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Mar. 20, 2019
Disclosure of detailed information about financial instruments [line items]
Bonds Payable	¥ 34,994	¥ 34,992
Bonds payable at par value	35,000	35,000
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Bonds Payable	35,898	35,602	[1]
Bonds payable [member]
Disclosure of detailed information about financial instruments [line items]
Bonds Payable	34,994	34,992
Bonds payable at par value	¥ 35,000	35,000		¥ 35,000
Subordinated bonds maturity term	10 years
Fixed coupon rate	4.28%
Bonds payable [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Bonds Payable	¥ 35,898	¥ 35,602
Bonds payable [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Fixed coupon rate	4.28%
Coupon rate per annum for remaining 5 years	5.28%

[1]	The estimates and judgements to determine the fair value of financial assets are described in Note 3.2.